PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

12. PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	18,271	746,042	5,369	2,065	771,747
Additions	-	-	-	22	22
Transferred to assets classified as held for sale	(18,271)	(746,042)	(4,225)	(1,886)	(770,424)
At December 31,2022	-	-	1,144	201	1,345
Additions	-	-	446	53	499
Disposals	-	-	-	-	-
At December 31, 2023	-	-	1,590	254	1,844

Accumulated depreciation
At January 1, 2022	1,845	349,382	3,802	1,601	356,630
Depreciation charge	-	-	217	49	266
Transferred to assets classified as held for sale	(1,845)	(349,382)	(3,748)	(1,582)	(356,557)
At December 31, 2022	-	-	271	68	339
Depreciation charge	-	-	306	53	359
At December 31, 2023	-	-	577	121	698

Impairment
At January1, 2022	16,426	396,660	477	304	413,867

Transferred to assets classified as held for sale	(16,426)	(396,660)	(477)	(304)	(413,867)
At December 31, 2022	-	-	-	-	-
Impairment losses recognized in loss	-	-	-	-	-
At December 31, 2023	-	-	-	-	-

Carrying amount, net
At December 31, 2022	-	-	873	133	1,006
At December 31, 2023	-	-	1,013	133	1,146

All property, plant and equipment held by the Company are located in the PRC. The Company’s buildings are situated on land under medium-term land use rights and were reclassified as assets held for sale as of December 31, 2022.

For the buildings owned collectively by the Company and other three unrelated companies, the cost of buildings are stated according to the amounts paid by the Company for its part of buildings, which represent the Company’s interests in the buildings. Buildings are depreciated over their expected useful lives of 40 years. These buildings’ cost was RMB 2,913,000, and accumulated depreciation of RMB 1,226,000 and RMB 1,226,000 as of December 31, 2023 and 2022, respectively, and an impairment allocation of RMB 1,687,000 and RMB 1,687,000 as of December 31, 2023 and 2022, respectively. No property, plant and equipment was pledged to secure the Company interest-bearing bank borrowings at December 31, 2023 and 2022. As of December 31, 2022, all buildings were reclassified as assets held for sale.

During the year ended December 31, 2021, Hengdali subleased all its land and buildings. The cost, accumulated depreciation and impairment of land and buildings were reclassified to investment property, which in turn was reclassified to assets held for sale as of December 31, 2022. The net effect on the consolidated balance sheet was nil.